INCOME AND MINING TAXES - Tax benefit (expense) - Current vs Deferred (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Current: United States	$ (47)	$ (71)	$ (35)
Current: Foreign	(686)	(1,136)	(891)
Current income taxes	(733)	(1,207)	(926)
Deferred:
Deferred: United States	236	5	72
Deferred: Foreign	42	104	150
Deferred income taxes	278	109	222
Income and mining tax benefit (expense)	$ (455)	$ (1,098)	$ (704)